Share-based compensation - Additional Information (Details) - shares										1 Months Ended	9 Months Ended
	Mar. 04, 2021	Mar. 04, 2020	Nov. 04, 2019	Mar. 07, 2019	Apr. 04, 2018	Jan. 15, 2016	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014	Apr. 30, 2021	Sep. 30, 2021
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)	610,691	549,020		560,000	1,719,733	205,519	37,797	5,595	22,118
Stock appreciation rights | Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)											3,710,473
RSUs forfeited (in shares)											5,779
Dividend equivalent rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)			1,146,517								0
RSUs forfeited (in shares)											0
Dividend equivalent rights | Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)											1,146,517
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)											297,136
RSU's vested (in shares)											226,945
Restricted stock units | Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)											791,857
RSU's vested (in shares)										403,249